Equity Method Investment in Smackover Lithium - Summarized Financial Information (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Capital contributions	$ 210,542	$ 168,868
SWA Lithium
Disclosure of joint ventures [line items]
Capital contributions	40,000	40,000
Texas Lithium
Disclosure of joint ventures [line items]
Capital contributions	$ 20,000	$ 20,000